27. Commitments (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Aircrafts Firm_orders	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Aircrafts Firm_orders	Dec. 31, 2017 BRL (R$)
DisclosureOfCommitmentsLineItems [Line Items]
Current lease liabilities | R$	R$ 135,799			R$ 28,387
Non-current lease liabilities | R$	R$ 135,686			R$ 110,723
Aircraft [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Number of aircrafts fleet leased	121		121
Number of aircrafts fleet leased under operating leases	110		110
Number of aircrafts fleet leased under finance leases	11		11
Term of lease	12 years	12 years
Number of aircraft received	5		5
Number of aircraft for sale leaseback transactions	20		20
Aircraft [Member] | Boeing
DisclosureOfCommitmentsLineItems [Line Items]
Number of firm orders | Firm_orders	130		130
Contractual price not including contractual discounts	R$ 63,235,639	$ 16,319,717
Amount of advances for acquisition	R$ 8,827,272		$ 2,278,123